Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock
Diluted weighted average shares outstanding	3,096,262	17,250,000	10,134,032	16,011,050		16,635,616
Diluted net (loss) income per share	$ 0.00	$ 0.03	$ 0.08	$ 0.16		$ 0.23
Class B Common Stock
Diluted weighted average shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500	3,750,000	4,312,500
Diluted net (loss) income per share	$ 0.00	$ 0.03	$ 0.08	$ 0.16		$ 0.24